RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
Schedule of key management compensation:

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	666	734	677
Post-employment benefits	37	36	35
Share-based payments	468	510	557
Other long-term benefits	26	26	7

Schedule of balances with related parties

	December 31,
	2019	2018
	U.S. dollars in thousands
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	175	178
Non-current liabilities -
Derivative financial instruments	—	8